Investment in joint ventures and associates_Entities not applied for equity method of accounting with ownership ratio exceeding twenty percent (Details) - shares		6 Months Ended	12 Months Ended
		Jun. 30, 2018	Dec. 31, 2017
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome	[1]	Even though the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates.	Even though the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates.
Poonglim Industrial Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		4,142,782
Ownership	[1]	29.10%
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome	[2]	The Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates for the six months ended June 30, 2018.
Orient Shipyard Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		464,812	465,050
Ownership	[1]	21.40%	21.40%
Saenuel Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		3,531	3,531
Ownership	[1]	37.40%	37.40%
E mirae Tech Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		7,696	7,696
Ownership	[1]	41.00%	41.00%
Jehin Trading Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		81,610	81,610
Ownership	[1]	27.30%	27.30%
The season Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		18,187	18,187
Ownership	[1]	30.10%	30.10%
Yuil PESC Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		8,642	8,642
Ownership	[1]	24.00%	24.00%
Youngdong Sea Food Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned			12,106
Ownership	[1]		24.00%
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome	[3]		As of December 31, 2017, the ownership ratio of the common stocks was more than 20%, but the entity was excluded from investments in associates because it has been under rehabilitation and not able to exercise significant influence. However, as of June 30, 2018, it was included in investments in associates by finalizing rehabilitation process by the court administration.
Sinseong Trading Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		2,584	2,584
Ownership	[1]	27.20%	27.20%
CL Tech Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		13,759	13,759
Ownership	[1]	38.60%	38.60%
Force tec Co Ltd [Member]
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		4,780,907	4,780,907
Ownership	[1]	25.80%	25.80%
Protronics Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		95,921	95,921
Ownership	[1]	48.10%	48.10%
Instern Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		14,296	14,296
Ownership	[1]	20.10%	20.10%

[1]	Even though the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates.
[2]	The Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates for the six months ended June 30, 2018.
[3]	As of December 31, 2017, the ownership ratio of the common stocks was more than 20%, but the entity was excluded from investments in associates because it has been under rehabilitation and not able to exercise significant influence. However, as of June 30, 2018, it was included in investments in associates by finalizing rehabilitation process by the court administration.